Cash Flow Information - Summary of Cash, Cash Equivalents and Restricted Cash (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Cash and Cash Equivalents	¥ 1,334,945	¥ 1,206,573
Restricted Cash	116,154	115,410
Cash, Cash Equivalents and Restricted Cash	¥ 1,451,099	¥ 1,321,983	¥ 1,185,307	¥ 1,366,908